Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Goodwill is Identified by Segment

Goodwill is identified by segment as follows (in millions):

	Rig Systems	Rig Aftermarket	Wellbore Technologies	Completion & Production Solutions	Discontinued Operations	Total
Balance at December 31, 2011	$943	$556	$3,683	$917	$52	$6,151
Goodwill acquired during period	145	89	80	395	291	1,000
Currency translation adjustments and other	9	4	6	2	—	21

Balance at December 31, 2012	$1,097	$649	$3,769	$1,314	$343	$7,172
Goodwill acquired during the period	179	256	665	803	—	1,903
Currency translation adjustments and other	3	1	(9)	(11)	(10)	(26)

Balance at December 31, 2013	$1,279	$906	$4,425	$2,106	$333	$9,049

Identified Intangible Assets Identified by Segment

The net book values of identified intangible assets are identified by segment as follows (in millions):

	Rig Systems	Rig Aftermarket	Wellbore Technologies	Completion & Production Solutions	Discontinued Operations	Total
Balance at December 31, 2011	$56	$92	$3,134	$771	$20	$4,073
Additions to intangible assets	18	—	8	897	58	981
Amortization	(14)	(3)	(203)	(81)	(4)	(305)
Currency translation adjustments and other	2	—	3	(11)	—	(6)

Balance at December 31, 2012	$62	$89	$2,942	$1,576	$74	$4,743
Additions to intangible assets	190	59	286	161	—	696
Amortization	(21)	(6)	(217)	(113)	(6)	(363)
Currency translation adjustments and other	1	—	(12)	(10)	—	(21)

Balance at December 31, 2013	$232	$142	$2,999	$1,614	$68	$5,055

Identified Intangible Assets by Major Classification

Identified intangible assets by major classification consist of the following (in millions):

	Gross	Accumulated Amortization	Net Book Value
December 31, 2012:
Customer relationships	$3,522	$(907)	$2,615
Trademarks	877	(152)	725
Indefinite-lived trade names	643	—	643
Other	1,087	(327)	760

Total identified intangibles	$6,129	$(1,386)	$4,743

December 31, 2013:
Customer relationships	$4,093	$(1,147)	$2,946
Trademarks	893	(195)	698
Indefinite-lived trade names	643	—	643
Other	1,175	(407)	768

Total identified intangibles	$6,804	$(1,749)	$5,055

Changes in Carrying Amount of Service and Product Warranties

The changes in the carrying amount of service and product warranties are as follows (in millions):

Balance at December 31, 2011	$211

Net provisions for warranties issued during the year	51
Amounts incurred	(76)
Currency translation adjustments and other	8

Balance at December 31, 2012	$194

Net provisions for warranties issued during the year	101
Amounts incurred	(73)
Currency translation adjustments and other	6

Balance at December 31, 2013	$228

Computation of Weighted Average Basic and Diluted Shares Outstanding

The following table sets forth the computation of weighted average basic and diluted shares outstanding (in millions, except per share data):

	Years Ended December 31,
	2013	2012	2011
Numerator:
Income from continuing operations	$2,180	$2,383	$1,909

Income from discontinued operations	$147	$108	$85

Net income attributable to Company	$2,327	$2,491	$1,994

Denominator:
Basic—weighted average common shares outstanding	426	425	422
Dilutive effect of employee stock options and other unvested stock awards	2	2	2

Diluted outstanding shares	428	427	424

Per share data:
Basic:
Income from continuing operations	$5.11	$5.61	$4.52

Income from discontinued operations	$0.35	$0.25	$0.21

Net income attributable to Company	$5.46	$5.86	$4.73

Diluted:
Income from continuing operations	$5.09	$5.58	$4.50

Income from discontinued operations	$0.35	$0.25	$0.20

Net income attributable to Company	$5.44	$5.83	$4.70

Cash dividends per share	$0.91	$0.49	$0.45